Disposal of Subsidiaries and Discontinued Operation (Tables)	12 Months Ended
Jun. 30, 2026
Disposal of Subsidiaries and Discontinued Operation [Abstract]
Schedule of Assets and Liabilities of the Disposed Subsidiaries and Disposal Gain Recognized

The assets and liabilities of the disposed subsidiaries and disposal gain recognized accordingly are as follows:

Amount
USD
Consideration	5,267,317
Less:
Total assets as of disposed date	3,097,606
Total liabilities as of disposed date	(2,632,700)
Total gain on disposal of subsidiaries	4,802,411

The assets and liabilities of the disposed subsidiaries and disposal loss recognized accordingly are as follows:

Amount
USD
Consideration	751,647
Less:
Total assets as of Disposal Date	2,819,978
Total liabilities as of Disposal Date	(1,333,582)
Effect of exchange rate changes on cash and cash equivalents of Guangdong Yunjia	(47,582)
Non-controlling interests	(687,167)
Total loss on discontinue of Guangdong Yunjia	-

Schedule of Consolidated Balance Sheets

The assets and liabilities of Guangdong Yunjia are included in the captions “Current assets held-for-sale”, “Non-current assets held-for-sale”, “Current liabilities held-for-sale” and “Non-current liabilities held-for-sale”, in the accompanying consolidated balance sheets as of June 30, 2025 and consist of the following:

As of June 30, 2025
USD
Cash and cash equivalents	19,040
Advanced to suppliers	718
Accounts receivable, net	694,984
Prepaid expenses and other current assets	83,858
Inventories, net	249,253
Amount due from related parties	362,132
Current assets held-for-sale	1,409,985

Property and equipment, net	632,450
Right-of-use assets	299,121
Deferred tax assets	1,075
Non-current assets held-for-sale	932,646

Accounts payable	310,484
Accrued expenses and other current liabilities	53,469
Operating lease liabilities - current	175,272
Amounts due to related parties	642,032
Current liabilities held-for-sale	1,181,257

Operating lease liabilities - non-current	135,209
Non-current liabilities held-for-sale	135,209

Schedule of Condensed Cash Flows

The condensed cash flows of Guangdong Yunjia were as follows for the period from July 1, 2025 through the Disposal Date, and the years ended June 30, 2025 and 2024, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operations.

	The period from July 1, 2025 through the	For the years ended June 30,
	Disposal Date	2025	2024
	USD	USD	USD
Net cash provided by/(used) in operating activities	(19,467)	(641,425)	-
Net cash used in investing activities	(6,971)	(10,293)	-
Net cash (used in)/provided by financing activities	76,901	277,227	-

Schedule of Consolidated Statements of Operations

The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Results of operations of Guangdong Yunjia the period from July 1, 2025 through the Disposal Date, and the years ended June 30, 2025 and 2024, are shown in the table below and included in the consolidated comprehensive (loss)/income as “net income/(loss) from the discontinued operations” after intercompany eliminations, as applicable.

	The period from July 1, 2025 through the	For the years ended June 30,
	Disposal Date	2025	2024
	USD	USD	USD
Net revenue	1,295,877	1,286,070	-
Cost of revenue	(1,173,122)	(1,146,181)	-
Gross profit	122,755	139,889	-

Operating expenses
Selling expenses	(24,746)	(23,317)	-
General and administrative expenses	(74,548)	(94,275)	-
Research and development expenses	-	(30,042)	-
Total operating expenses	(99,294)	(147,634)	-
Operating income/(loss) from discontinued operations	23,461	(7,745)	-

Other (expenses)/income, net
Financial expenses	(4,859)	(147)	-
Financial income	26	86	-
Other income, net	1,635	659	-
Total (expenses)/income, net	(3,198)	598	-

Income/(loss) before income tax provision	20,263	(7,147)	-
Income tax (expense)/benefit	(1,057)	357	-
Income/(loss) from discontinued operations, net of tax	19,206	(6,790)	-